General information and nature of operations	12 Months Ended
Dec. 31, 2025
General information and nature of operations [Abstract]
General information and nature of operations
1	General information and nature of operations

Main activity

Grupo TMM, S.A.B. and subsidiaries (‘Grupo TMM’ or the ‘Company’) is a Mexican company whose principal activity is providing multimodal transport and logistics services to premium customers throughout Mexico. Company’s shares are listed and are traded in the form of ordinary participation certificates (‘CPOs’) on the Mexican Stock Exchange under the ticker symbol ‘TMM A’, and in the form of American Depositary Shares (‘ADSs’) on the New York Stock Exchange on the OTC market.

Grupo TMM’s head office is located at Convento de Acolman Street, 58-B, Col. Jardines de Santa Mónica, C.P. 54050, State of Mexico. Likewise, a significant portion of its maritime division activities is conducted at Calle 55 #2 Col. Electricistas, C.P. 24120, Ciudad del Carmen, Campeche.

The Company’s activities are grouped into the following service divisions:

•
Maritime division: includes specialized offshore shipping services, clean oil, and chemical products shipping, bulk carrier, shipping agency services and other activities related to the maritime transportation business.

•	Maritime infrastructure division : corresponds to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard).

•	Logistics, ports and terminals division: includes the operations of logistics solutions services and container and railcar maintenance and repair services, inland and seaport terminal services.

•
Warehousing division: includes bonded warehouse operations and management. As of October 1, 2025, Grupo TMM lost control of the subsidiaries of this division. See description of loss of control in this same Note 1.

Structure of Grupo TMM

At December 31, 2025 and 2024, Grupo TMM holds the percentage of equity interest in various subsidiaries, the most significant are as follows:

	% of ownership
	2025	2024
Maritime
Transportación Marítima Mexicana, S.A. de C.V.	100%	100%
Administradora Marítima TMM, S.A.P.I. de C.V.	100%	100%
TMM Parcel Tankers, S.A. de C.V.	100%	100%

Maritime infrastructure
Inmobiliaria Dos Naciones, S. de R.L. de C.V.	100%	100%

Logistics, ports and terminals
TMM Logistics, S.A. de C.V.	100%	100%
Autotransportación y Distribución Logística, S.A. de C.V.	100%	100%
Prestadora de Servicios MTR, S.A. de C.V.	100%	100%
Bimonte, S.A. de C.V.	100%	100%
Caoba Energía, S. de R.L. de C.V.	100%	100%
Services & Solutions Optimus, S. de R.L de C.V.	100%	100%
Servicios Administrativos API Acapulco, S.A. de C.V.	51%	51%
Administración Portuaria Integral de Acapulco, S.A. de C.V.	51%	51%

Personnel services
Mexschiff Operación de Personal, S.A.P.I. de C.V.	100%	100%
Omexmar Operadora Mexicana Marítima, S.A.P.I. de C.V.	100%	100%
Perhafen Services Marítimos, S.A.P.I. de C.V.	100%	100%
TMM Dirección Corporativa, S.A.P.I. de C.V.	100%	100%
Perjomar Operadora, S.A.P.I. de C.V.	100%	100%

Property leasing
Inmobiliaria TMM, S.A. de C.V.	100%	100%

The Company’s subsidiaries are incorporated in Mexico, where most of their activities take place.

Non-controlling interest in subsidiaries

Grupo TMM holds an equity interest in the subsidiaries Administración Portuaria Integral de Acapulco, S.A. de C.V. (API Acapulco) and Servicios Administrativos API Acapulco, S.A. de C.V., for which there is non-controlling interest; the associated effect on the Company’s consolidated financial statements is considered immaterial. These companies are established and conduct their activities in Mexico, as of December 31, 2025 and 2024, these companies no longer have operations since the concession to operate API Acapulco was not renewed.

Loss of control of Almacenadora de Depósito Moderno, S.A. de C.V. (ADEMSA) and Saricogui Logística, S.A.P.I. de C.V. (Saricogui)

As of December 31, 2025, the Company holds a 99% equity interest in ADEMSA and Saricogui, both of which were part of the Warehousing Division. As of December 31, 2024, the Company held 100% equity in such entities.

The warehousing business overtime has become a small division for Grupo TMM, representing approximately 3% for the nine-month period ending September 30, 2025 and 8% and 12% for the years ended December 31, 2024 and 2023, of the consolidated revenues. Grupo TMM’s business strategy is to focus on Maritime and Maritime infrastructure divisions; therefore, the sale of the warehousing division has been considered as an option to generate additional cash flow from the sale while it allows Management to dedicate efforts and resources to those significant divisions.

In relation to the above, Grupo TMM signed a letter of intent with the third-party specialized in the warehousing and logistics business, in which the latter expresses their interest in acquiring all the shares representing the subsidiaries’ capital stock at a price of $40,000, payable in several installments. As of December 31, 2025, the advances received amount to $16,700 and are reported under ‘Accounts payable and accrued expenses’. The conclusion of the sale is subject to meeting certain requirements and obtaining authorization from the relevant regulatory entities and is expected to happen in the following years. Due to the characteristics of this transaction, it does not fall within the natures of assets held for sale nor discontinued operations according to the related IFRS standards.

With the purpose of facilitating the conclusion of this sale, Grupo TMM and the third-party signed corporate agreements that granted 1% of capital stock of ADEMSA and Saricogui to the third party along with the rights to name the majority of the Board of Directors, these agreements are executable and non-cancelable within a 5-year period, during which the sale is expected to be completed; also the above considered that installments received by Grupo TMM for the sale are equivalent to a 42% of the total capital stock of warehousing business. These agreements granted to the third party the right to direct the relevant activities (definition of the business plan, determination of services to be provided and relationships with customers and suppliers, approval of financing and other significant transactions) that directly affect the variable returns to which shareholders are entitled or are exposed and without limitation to exercise such rights, such rights were fully exercised by the third party. Therefore, as of October 1, 2025 the Company concluded they have lost control of ADEMSA and Saricogui.

As of the date of the loss of control, the Company stopped consolidating the assets and liabilities, as well as the income and expenses of ADEMSA and Saricogui; on that date, it recognized the amount of the retained equity investment of $52,000, which is presented under “Other non-current assets” line item and a gain of $204,443, which was recognized under “Other costs, expense and income, net” line item (see Note 17) due to the negative carrying value of these subsidiaries at the date of loss of control in the amount of $152,443. The fair value was determined under Level 2 fair value hierarchy and market approach, considering inputs other than quoted prices included within Level 1 that are directly observable for the asset; the difference between the fair value of this equity investment and the price set in the letter of intent is because the mentioned price comes from a private negotiation considering other benefits such as advances received and other business factors, while the fair value is determined from the market participants’ perspective.